UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Dynamic StrategiesSM Fund

March 31, 2009

1.852678.101

DYS-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 63.7%
	Shares	Value
Diversified Emerging Markets Funds - 3.5%
Fidelity Emerging Markets Fund (b)	34,443	$ 433,298
iShares MSCI Emerging Markets Index ETF	86,400	2,143,584
Market Vectors Africa Index ETF	4,500	88,830
Market Vectors Gulf States ETF (a)	7,500	114,300
PowerShares MENA Frontier Countries Portfolio ETF	15,700	162,966
SPDR S&P BRIC 40 ETF	8,975	132,651
SPDR S&P Emerging Middle East & Africa ETF	7,500	307,875
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		3,383,504
Europe Stock Funds - 0.3%
Fidelity Europe Fund (b)	3,795	74,868
Market Vectors Russia ETF	9,400	132,070
SPDR S&P Emerging Europe ETF	3,300	75,405
TOTAL EUROPE STOCK FUNDS		282,343
Foreign Large Blend Funds - 1.0%
Fidelity Canada Fund (b)	8,843	288,727
iShares MSCI EAFE Index ETF	17,600	661,584
TOTAL FOREIGN LARGE BLEND FUNDS		950,311
Foreign Large Value Funds - 0.1%
PowerShares International Dividend Achievers ETF	5,413	47,851
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (b)	38,433	208,307
Japan Stock Funds - 0.0%
Fidelity Japan Fund (b)	2,076	16,404
Large Blend Funds - 19.2%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	299,811	1,651,957
Fidelity Disciplined Equity Fund (b)	170,663	2,640,162
Fidelity Mega Cap Stock Fund (b)	491,515	2,998,239
PowerShares Buyback Achievers ETF	8,000	115,600
Rydex Russell Top 50 ETF	16,800	1,050,672
S&P Depositary Receipts Trust unit Series 1 ETF	96,200	7,642,128
Ultra S&P 500 ProShares ETF	117,300	2,314,329
TOTAL LARGE BLEND FUNDS		18,413,087
Equity Funds - continued
	Shares	Value
Large Growth Funds - 0.3%
Fidelity Blue Chip Growth Fund (b)	9,617	$ 240,229
Latin America Stock Funds - 0.5%
Fidelity Latin America Fund (b)	8,794	248,175
iShares MSCI Brazil Index ETF	7,400	278,758
TOTAL LATIN AMERICA STOCK FUNDS		526,933
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (b)	19,920	252,791
Pacific Asia ex-Japan Stock Funds - 2.1%
Fidelity China Region Fund (b)	18,301	311,659
iPath MSCI India Index ETN (a)	5,510	167,173
iShares MSCI Australia Index ETF	6,550	87,705
iShares MSCI Hong Kong Index ETF	22,400	227,808
iShares MSCI South Korea Index ETF	2,783	79,232
iShares MSCI Taiwan Index ETF	9,200	74,244
SPDR S&P China ETF	23,500	1,066,900
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		2,014,721
Small Growth Funds - 0.2%
PowerShares Cleantech ETF	9,455	153,360
Specialty Funds - Communications - 0.6%
Fidelity Select Telecommunications Portfolio (b)	18,795	547,132
Specialty Funds - Financial - 3.0%
Fidelity Select Financial Services Portfolio (b)	42,372	1,534,714
SPDR Financial Select Sector ETF	154,400	1,360,264
TOTAL SPECIALTY FUNDS - FINANCIAL		2,894,978
Specialty Funds - Health - 3.3%
Fidelity Select Biotechnology Portfolio (a)(b)	3,849	221,368
Fidelity Select Health Care Portfolio (b)	26,741	2,137,144
SPDR S&P Biotech ETF	16,621	800,301
TOTAL SPECIALTY FUNDS - HEALTH		3,158,813
Equity Funds - continued
	Shares	Value
Specialty Funds - Miscellaneous - 5.9%
Fidelity Select Consumer Discretionary Portfolio (b)	99,803	$ 1,312,416
Fidelity Select Consumer Staples Portfolio (b)	40,378	1,846,502
Fidelity Select Defense & Aerospace Portfolio (b)	1,943	79,728
Fidelity Select Industrials Portfolio (b)	132,493	1,481,271
iShares Dow Jones U.S. Home Construction Index ETF	24,800	216,752
iShares Dow Jones U.S. Consumer Services Sector Index ETF	3,300	129,855
Market Vectors Agribusiness ETF	18,500	523,735
Market Vectors Environmental Services ETF	5,500	155,485
TOTAL SPECIALTY FUNDS - MISCELLANEOUS		5,745,744
Specialty Funds - Natural Resources - 11.3%
Claymore Oil Sands Sector ETF	15,442	148,607
Claymore S&P Global Water Index ETF	11,000	134,200
Fidelity Select Energy Portfolio (b)	66,689	1,896,638
Fidelity Select Energy Services Portfolio (b)	8,025	284,228
Fidelity Select Materials Portfolio (b)	14,915	469,087
Fidelity Select Natural Gas Portfolio (b)	18,359	370,310
First Trust ISE Water Index Fund	8,300	115,287
First Trust ISE-Revere Natural Gas Index Fund ETF	25,600	254,720
GreenHaven Continuous Commodity Index ETF (a)	28,500	625,575
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	13,700	209,883
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	15,000	22,849
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	287,616
iShares S&P North American Natural Resources Sector Index ETF	15,627	369,110
Market Vectors Coal ETF	12,800	174,592
Market Vectors Global Alternative Energy ETF	5,700	105,108
Market Vectors Nuclear Energy ETF (a)	2,258	39,696
Market Vectors RVE Hard Assets Producers ETF	7,127	164,135
Market Vectors Solar Energy ETF (a)	6,400	73,600
Market Vectors Steel ETF	1,400	38,430
PowerShares Global Clean Energy ETF	8,100	87,480
PowerShares Global Water ETF	17,000	187,680
PowerShares Global Wind Energy Portfolio ETF	10,200	106,284
PowerShares Water Resources Portfolio ETF	13,800	164,634
PowerShares WilderHill Clean Energy ETF (a)	13,100	99,560
PowerShares WilderHill Progressive Energy ETF	8,000	112,160
SPDR Oil & Gas Equipment & Services ETF	41,100	690,480
SPDR S&P Oil & Gas Exploration & Production ETF	15,500	412,300
United States 12 Month Oil Fund LP ETF (a)	9,999	302,370
Equity Funds - continued
	Shares	Value
Specialty Funds - Natural Resources - continued
United States Natural Gas Fund LP ETF (a)	70,300	$ 1,068,560
United States Oil Fund LP ETF (a)	63,100	1,833,055
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		10,848,234
Specialty Funds - Precious Metals - 3.0%
Fidelity Select Gold Portfolio (b)	16,913	576,886
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	119,700	1,611,574
Market Vectors Gold Miners ETF (a)	19,924	734,797
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		2,923,257
Specialty Funds - Real Estate - 0.8%
DJ Wilshire REIT ETF	15,900	419,601
Fidelity International Real Estate Fund (a)(b)	9,135	51,157
Fidelity Real Estate Income Fund (b)	22,081	145,072
Fidelity Real Estate Investment Portfolio (b)	8,137	81,782
iShares FTSE NAREIT Residential Index ETF	3,000	54,510
SPDR DJ Wilshire Global Real Estate ETF	3,000	56,490
TOTAL SPECIALTY FUNDS - REAL ESTATE		808,612
Specialty Funds - Technology - 6.4%
Fidelity Select Software & Computer Services Portfolio (a)(b)	1,060	51,317
Fidelity Select Technology Portfolio (b)	58,917	2,484,546
iShares Dow Jones U.S. Technology Sector Index ETF	83,100	3,077,193
SPDR S&P Semiconductor ETF	17,800	487,008
TOTAL SPECIALTY FUNDS - TECHNOLOGY		6,100,064
Specialty Funds - Utilities - 1.7%
Fidelity Select Utilities Portfolio (b)	27,590	979,723
iShares S&P Global Infrastructure Index ETF	4,000	97,920
iShares S&P Global Utilities Sector Index ETF	6,600	251,394
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	288,492
TOTAL SPECIALTY FUNDS - UTILITIES		1,617,529
TOTAL EQUITY FUNDS (Cost $96,103,049)		61,134,204
Fixed-Income Funds - 31.0%
	Shares	Value
Bank Loan Funds - 1.9%
Fidelity Floating Rate High Income Fund (b)	223,147	$ 1,827,573
Conservative Allocation Funds - 2.2%
Fidelity Strategic Real Return Fund (b)	303,475	2,054,527
Emerging Markets Bond Funds - 2.7%
Fidelity New Markets Income Fund (b)	219,476	2,576,649
High Yield Bond Funds - 4.5%
Fidelity High Income Fund (b)	526,887	3,282,508
iShares iBoxx $ High Yield Corporate Bond ETF	14,800	1,003,440
TOTAL HIGH YIELD BOND FUNDS		4,285,948
Inflation-Protected Bond Funds - 6.5%
Fidelity Inflation Protected Bond Fund (b)	573,125	6,269,982
Intermediate-Term Bond Funds - 13.2%
Fidelity Investment Grade Bond Fund (b)	1,994,115	12,702,516
TOTAL FIXED-INCOME FUNDS (Cost $33,291,890)		29,717,195
Other - 3.4%

Bear Market Funds - 0.5%
ProShares UltraShort 20+ Year Treasury ETF	10,600	462,584
Currency Funds - 1.9%
CurrencyShares Australian Dollar Trust ETF	4,518	314,814
CurrencyShares Canadian Dollar Trust ETF	3,798	301,371
CurrencyShares Euro Trust ETF	1,069	142,038
CurrencyShares Japanese Yen Trust ETF (a)	1,421	142,839
CurrencyShares Mexican Peso Trust ETF	560	39,659
CurrencyShares Swiss Franc Trust ETF	1,775	155,898
PowerShares DB US Dollar Index Bearish ETF	5,758	145,274
WisdomTree Dreyfus Brazilian Real ETF	17,200	328,176
WisdomTree Dreyfus Chinese Yuan ETF	7,700	197,274
WisdomTree Dreyfus Indian Rupee ETF	7,700	172,326
TOTAL CURRENCY FUNDS		1,939,669
World Bond Funds - 1.0%
SPDR DB International Government Inflation-Protected Bond ETF	21,400	993,816
TOTAL OTHER (Cost $3,830,212)		3,396,069
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $996,000)	$ 996,000	$ 996,000
Short-Term Funds - 0.8%
Shares
Fidelity Institutional Money Market Portfolio Institutional Class (Cost $751,802) (b)	751,802	751,802
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $134,972,953)		$ 95,995,270
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$996,000 due 4/01/09 at 0.16%
Barclays Capital, Inc.	$ 144,726
Deutsche Bank Securities, Inc.	219,542
J.P. Morgan Securities, Inc.	596,998
UBS Securities LLC	34,734
$ 996,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 1,741,364	$ 267,391	$ 82,450	$ -	$ 1,651,957
Fidelity Blue Chip Growth Fund	280,473	-	24,639	-	240,229
Fidelity Canada Fund	282,290	44,119	16,261	-	288,727
Fidelity China Region Fund	285,063	40,109	14,783	-	311,659
Fidelity Disciplined Equity Fund	2,691,176	401,086	123,675	-	2,640,162
Fidelity Emerging Markets Fund	404,475	66,848	24,639	-	433,298
Fidelity Europe Fund	96,641	-	8,421	-	74,868
Fidelity Floating Rate High Income Fund	1,567,255	214,498	83,772	13,967	1,827,573
Fidelity High Income Fund	1,429,631	1,906,368	74,293	59,603	3,282,508
Fidelity Inflation Protected Bond Fund	9,036,387	-	3,020,637	-	6,269,982
Fidelity Institutional Money Market Portfolio Institutional Class	3,199,538	3,392,840	5,840,576	9,792	751,802
Fidelity International Real Estate Fund	39,655	27,786	9,131	-	51,157
Fidelity International Small Cap Opportunities Fund	208,438	33,424	12,319	-	208,307
Fidelity Investment Grade Bond Fund	11,229,491	2,162,658	715,011	157,399	12,702,516
Fidelity Japan Fund	25,674	-	6,111	-	16,404
Fidelity Latin America Fund	218,943	40,109	14,783	-	248,175
Fidelity Leveraged Company Stock Fund	262,646	41,446	15,276	-	252,791
Fidelity Mega Cap Stock Fund	3,251,511	450,958	267,886	-	2,998,239
Fidelity New Markets Income Fund	2,268,805	323,777	123,195	45,102	2,576,649
Fidelity Real Estate Income Fund	129,359	28,455	11,519	668	145,072
Fidelity Real Estate Investment Portfolio	106,359	28,367	10,727	579	81,782
Fidelity Select Biotechnology Portfolio	240,380	-	12,320	-	221,368
Fidelity Select Consumer Discretionary Portfolio	1,246,071	164,162	51,596	-	1,312,416
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Select Consumer Staples Portfolio	$ 1,882,486	$ 252,020	$ 81,791	$ -	$ 1,846,502
Fidelity Select Defense & Aerospace Portfolio	107,702	-	9,856	-	79,728
Fidelity Select Energy Portfolio	1,793,955	289,435	69,349	-	1,896,638
Fidelity Select Energy Services Portfolio	248,856	66,848	24,638	-	284,228
Fidelity Select Financial Services Portfolio	2,012,629	180,936	181,635	-	1,534,714
Fidelity Select Gold Portfolio	490,396	66,848	24,639	-	576,886
Fidelity Select Health Care Portfolio	1,935,494	323,348	85,088	-	2,137,144
Fidelity Select Industrials Portfolio	1,597,226	205,284	63,393	-	1,481,271
Fidelity Select Materials Portfolio	412,799	61,934	19,031	-	469,087
Fidelity Select Natural Gas Portfolio	331,965	66,848	24,639	-	370,310
Fidelity Select Software & Computer Services Portfolio	54,948	-	4,928	-	51,317
Fidelity Select Technology Portfolio	2,085,141	339,975	83,688	-	2,484,546
Fidelity Select Telecommunications Portfolio	447,929	76,692	23,414	-	547,132
Fidelity Select Utilities Portfolio	1,000,691	158,777	46,949	-	979,723
Fidelity Strategic Real Return Fund	2,213,747	-	127,179	-	2,054,527
Total	$ 56,857,589	$ 11,723,346	$ 11,434,237	$ 287,110	$ 55,381,394
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 95,995,270	$ 94,999,270	$ 996,000	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $136,643,117. Net unrealized depreciation aggregated $40,647,847, of which $892,357 related to appreciated investment securities and $41,540,204 related to depreciated investment securities.

Investment Valuation

Investments in the affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day. Exchange Traded Funds (ETFs) are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted price. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Dynamic StrategiesSM Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2009

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Dynamic StrategiesSM Fund

1.864817.101

ADYS-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 63.7%
	Shares	Value
Diversified Emerging Markets Funds - 3.5%
Fidelity Emerging Markets Fund (b)	34,443	$ 433,298
iShares MSCI Emerging Markets Index ETF	86,400	2,143,584
Market Vectors Africa Index ETF	4,500	88,830
Market Vectors Gulf States ETF (a)	7,500	114,300
PowerShares MENA Frontier Countries Portfolio ETF	15,700	162,966
SPDR S&P BRIC 40 ETF	8,975	132,651
SPDR S&P Emerging Middle East & Africa ETF	7,500	307,875
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		3,383,504
Europe Stock Funds - 0.3%
Fidelity Europe Fund (b)	3,795	74,868
Market Vectors Russia ETF	9,400	132,070
SPDR S&P Emerging Europe ETF	3,300	75,405
TOTAL EUROPE STOCK FUNDS		282,343
Foreign Large Blend Funds - 1.0%
Fidelity Canada Fund (b)	8,843	288,727
iShares MSCI EAFE Index ETF	17,600	661,584
TOTAL FOREIGN LARGE BLEND FUNDS		950,311
Foreign Large Value Funds - 0.1%
PowerShares International Dividend Achievers ETF	5,413	47,851
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (b)	38,433	208,307
Japan Stock Funds - 0.0%
Fidelity Japan Fund (b)	2,076	16,404
Large Blend Funds - 19.2%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	299,811	1,651,957
Fidelity Disciplined Equity Fund (b)	170,663	2,640,162
Fidelity Mega Cap Stock Fund (b)	491,515	2,998,239
PowerShares Buyback Achievers ETF	8,000	115,600
Rydex Russell Top 50 ETF	16,800	1,050,672
S&P Depositary Receipts Trust unit Series 1 ETF	96,200	7,642,128
Ultra S&P 500 ProShares ETF	117,300	2,314,329
TOTAL LARGE BLEND FUNDS		18,413,087
Equity Funds - continued
	Shares	Value
Large Growth Funds - 0.3%
Fidelity Blue Chip Growth Fund (b)	9,617	$ 240,229
Latin America Stock Funds - 0.5%
Fidelity Latin America Fund (b)	8,794	248,175
iShares MSCI Brazil Index ETF	7,400	278,758
TOTAL LATIN AMERICA STOCK FUNDS		526,933
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (b)	19,920	252,791
Pacific Asia ex-Japan Stock Funds - 2.1%
Fidelity China Region Fund (b)	18,301	311,659
iPath MSCI India Index ETN (a)	5,510	167,173
iShares MSCI Australia Index ETF	6,550	87,705
iShares MSCI Hong Kong Index ETF	22,400	227,808
iShares MSCI South Korea Index ETF	2,783	79,232
iShares MSCI Taiwan Index ETF	9,200	74,244
SPDR S&P China ETF	23,500	1,066,900
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		2,014,721
Small Growth Funds - 0.2%
PowerShares Cleantech ETF	9,455	153,360
Specialty Funds - Communications - 0.6%
Fidelity Select Telecommunications Portfolio (b)	18,795	547,132
Specialty Funds - Financial - 3.0%
Fidelity Select Financial Services Portfolio (b)	42,372	1,534,714
SPDR Financial Select Sector ETF	154,400	1,360,264
TOTAL SPECIALTY FUNDS - FINANCIAL		2,894,978
Specialty Funds - Health - 3.3%
Fidelity Select Biotechnology Portfolio (a)(b)	3,849	221,368
Fidelity Select Health Care Portfolio (b)	26,741	2,137,144
SPDR S&P Biotech ETF	16,621	800,301
TOTAL SPECIALTY FUNDS - HEALTH		3,158,813
Equity Funds - continued
	Shares	Value
Specialty Funds - Miscellaneous - 5.9%
Fidelity Select Consumer Discretionary Portfolio (b)	99,803	$ 1,312,416
Fidelity Select Consumer Staples Portfolio (b)	40,378	1,846,502
Fidelity Select Defense & Aerospace Portfolio (b)	1,943	79,728
Fidelity Select Industrials Portfolio (b)	132,493	1,481,271
iShares Dow Jones U.S. Home Construction Index ETF	24,800	216,752
iShares Dow Jones U.S. Consumer Services Sector Index ETF	3,300	129,855
Market Vectors Agribusiness ETF	18,500	523,735
Market Vectors Environmental Services ETF	5,500	155,485
TOTAL SPECIALTY FUNDS - MISCELLANEOUS		5,745,744
Specialty Funds - Natural Resources - 11.3%
Claymore Oil Sands Sector ETF	15,442	148,607
Claymore S&P Global Water Index ETF	11,000	134,200
Fidelity Select Energy Portfolio (b)	66,689	1,896,638
Fidelity Select Energy Services Portfolio (b)	8,025	284,228
Fidelity Select Materials Portfolio (b)	14,915	469,087
Fidelity Select Natural Gas Portfolio (b)	18,359	370,310
First Trust ISE Water Index Fund	8,300	115,287
First Trust ISE-Revere Natural Gas Index Fund ETF	25,600	254,720
GreenHaven Continuous Commodity Index ETF (a)	28,500	625,575
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	13,700	209,883
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	15,000	22,849
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	287,616
iShares S&P North American Natural Resources Sector Index ETF	15,627	369,110
Market Vectors Coal ETF	12,800	174,592
Market Vectors Global Alternative Energy ETF	5,700	105,108
Market Vectors Nuclear Energy ETF (a)	2,258	39,696
Market Vectors RVE Hard Assets Producers ETF	7,127	164,135
Market Vectors Solar Energy ETF (a)	6,400	73,600
Market Vectors Steel ETF	1,400	38,430
PowerShares Global Clean Energy ETF	8,100	87,480
PowerShares Global Water ETF	17,000	187,680
PowerShares Global Wind Energy Portfolio ETF	10,200	106,284
PowerShares Water Resources Portfolio ETF	13,800	164,634
PowerShares WilderHill Clean Energy ETF (a)	13,100	99,560
PowerShares WilderHill Progressive Energy ETF	8,000	112,160
SPDR Oil & Gas Equipment & Services ETF	41,100	690,480
SPDR S&P Oil & Gas Exploration & Production ETF	15,500	412,300
United States 12 Month Oil Fund LP ETF (a)	9,999	302,370
Equity Funds - continued
	Shares	Value
Specialty Funds - Natural Resources - continued
United States Natural Gas Fund LP ETF (a)	70,300	$ 1,068,560
United States Oil Fund LP ETF (a)	63,100	1,833,055
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		10,848,234
Specialty Funds - Precious Metals - 3.0%
Fidelity Select Gold Portfolio (b)	16,913	576,886
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	119,700	1,611,574
Market Vectors Gold Miners ETF (a)	19,924	734,797
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		2,923,257
Specialty Funds - Real Estate - 0.8%
DJ Wilshire REIT ETF	15,900	419,601
Fidelity International Real Estate Fund (a)(b)	9,135	51,157
Fidelity Real Estate Income Fund (b)	22,081	145,072
Fidelity Real Estate Investment Portfolio (b)	8,137	81,782
iShares FTSE NAREIT Residential Index ETF	3,000	54,510
SPDR DJ Wilshire Global Real Estate ETF	3,000	56,490
TOTAL SPECIALTY FUNDS - REAL ESTATE		808,612
Specialty Funds - Technology - 6.4%
Fidelity Select Software & Computer Services Portfolio (a)(b)	1,060	51,317
Fidelity Select Technology Portfolio (b)	58,917	2,484,546
iShares Dow Jones U.S. Technology Sector Index ETF	83,100	3,077,193
SPDR S&P Semiconductor ETF	17,800	487,008
TOTAL SPECIALTY FUNDS - TECHNOLOGY		6,100,064
Specialty Funds - Utilities - 1.7%
Fidelity Select Utilities Portfolio (b)	27,590	979,723
iShares S&P Global Infrastructure Index ETF	4,000	97,920
iShares S&P Global Utilities Sector Index ETF	6,600	251,394
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	288,492
TOTAL SPECIALTY FUNDS - UTILITIES		1,617,529
TOTAL EQUITY FUNDS (Cost $96,103,049)		61,134,204
Fixed-Income Funds - 31.0%
	Shares	Value
Bank Loan Funds - 1.9%
Fidelity Floating Rate High Income Fund (b)	223,147	$ 1,827,573
Conservative Allocation Funds - 2.2%
Fidelity Strategic Real Return Fund (b)	303,475	2,054,527
Emerging Markets Bond Funds - 2.7%
Fidelity New Markets Income Fund (b)	219,476	2,576,649
High Yield Bond Funds - 4.5%
Fidelity High Income Fund (b)	526,887	3,282,508
iShares iBoxx $ High Yield Corporate Bond ETF	14,800	1,003,440
TOTAL HIGH YIELD BOND FUNDS		4,285,948
Inflation-Protected Bond Funds - 6.5%
Fidelity Inflation Protected Bond Fund (b)	573,125	6,269,982
Intermediate-Term Bond Funds - 13.2%
Fidelity Investment Grade Bond Fund (b)	1,994,115	12,702,516
TOTAL FIXED-INCOME FUNDS (Cost $33,291,890)		29,717,195
Other - 3.4%

Bear Market Funds - 0.5%
ProShares UltraShort 20+ Year Treasury ETF	10,600	462,584
Currency Funds - 1.9%
CurrencyShares Australian Dollar Trust ETF	4,518	314,814
CurrencyShares Canadian Dollar Trust ETF	3,798	301,371
CurrencyShares Euro Trust ETF	1,069	142,038
CurrencyShares Japanese Yen Trust ETF (a)	1,421	142,839
CurrencyShares Mexican Peso Trust ETF	560	39,659
CurrencyShares Swiss Franc Trust ETF	1,775	155,898
PowerShares DB US Dollar Index Bearish ETF	5,758	145,274
WisdomTree Dreyfus Brazilian Real ETF	17,200	328,176
WisdomTree Dreyfus Chinese Yuan ETF	7,700	197,274
WisdomTree Dreyfus Indian Rupee ETF	7,700	172,326
TOTAL CURRENCY FUNDS		1,939,669
World Bond Funds - 1.0%
SPDR DB International Government Inflation-Protected Bond ETF	21,400	993,816
TOTAL OTHER (Cost $3,830,212)		3,396,069
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $996,000)	$ 996,000	$ 996,000
Short-Term Funds - 0.8%
Shares
Fidelity Institutional Money Market Portfolio Institutional Class (Cost $751,802) (b)	751,802	751,802
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $134,972,953)		$ 95,995,270
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$996,000 due 4/01/09 at 0.16%
Barclays Capital, Inc.	$ 144,726
Deutsche Bank Securities, Inc.	219,542
J.P. Morgan Securities, Inc.	596,998
UBS Securities LLC	34,734
$ 996,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 1,741,364	$ 267,391	$ 82,450	$ -	$ 1,651,957
Fidelity Blue Chip Growth Fund	280,473	-	24,639	-	240,229
Fidelity Canada Fund	282,290	44,119	16,261	-	288,727
Fidelity China Region Fund	285,063	40,109	14,783	-	311,659
Fidelity Disciplined Equity Fund	2,691,176	401,086	123,675	-	2,640,162
Fidelity Emerging Markets Fund	404,475	66,848	24,639	-	433,298
Fidelity Europe Fund	96,641	-	8,421	-	74,868
Fidelity Floating Rate High Income Fund	1,567,255	214,498	83,772	13,967	1,827,573
Fidelity High Income Fund	1,429,631	1,906,368	74,293	59,603	3,282,508
Fidelity Inflation Protected Bond Fund	9,036,387	-	3,020,637	-	6,269,982
Fidelity Institutional Money Market Portfolio Institutional Class	3,199,538	3,392,840	5,840,576	9,792	751,802
Fidelity International Real Estate Fund	39,655	27,786	9,131	-	51,157
Fidelity International Small Cap Opportunities Fund	208,438	33,424	12,319	-	208,307
Fidelity Investment Grade Bond Fund	11,229,491	2,162,658	715,011	157,399	12,702,516
Fidelity Japan Fund	25,674	-	6,111	-	16,404
Fidelity Latin America Fund	218,943	40,109	14,783	-	248,175
Fidelity Leveraged Company Stock Fund	262,646	41,446	15,276	-	252,791
Fidelity Mega Cap Stock Fund	3,251,511	450,958	267,886	-	2,998,239
Fidelity New Markets Income Fund	2,268,805	323,777	123,195	45,102	2,576,649
Fidelity Real Estate Income Fund	129,359	28,455	11,519	668	145,072
Fidelity Real Estate Investment Portfolio	106,359	28,367	10,727	579	81,782
Fidelity Select Biotechnology Portfolio	240,380	-	12,320	-	221,368
Fidelity Select Consumer Discretionary Portfolio	1,246,071	164,162	51,596	-	1,312,416
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Select Consumer Staples Portfolio	$ 1,882,486	$ 252,020	$ 81,791	$ -	$ 1,846,502
Fidelity Select Defense & Aerospace Portfolio	107,702	-	9,856	-	79,728
Fidelity Select Energy Portfolio	1,793,955	289,435	69,349	-	1,896,638
Fidelity Select Energy Services Portfolio	248,856	66,848	24,638	-	284,228
Fidelity Select Financial Services Portfolio	2,012,629	180,936	181,635	-	1,534,714
Fidelity Select Gold Portfolio	490,396	66,848	24,639	-	576,886
Fidelity Select Health Care Portfolio	1,935,494	323,348	85,088	-	2,137,144
Fidelity Select Industrials Portfolio	1,597,226	205,284	63,393	-	1,481,271
Fidelity Select Materials Portfolio	412,799	61,934	19,031	-	469,087
Fidelity Select Natural Gas Portfolio	331,965	66,848	24,639	-	370,310
Fidelity Select Software & Computer Services Portfolio	54,948	-	4,928	-	51,317
Fidelity Select Technology Portfolio	2,085,141	339,975	83,688	-	2,484,546
Fidelity Select Telecommunications Portfolio	447,929	76,692	23,414	-	547,132
Fidelity Select Utilities Portfolio	1,000,691	158,777	46,949	-	979,723
Fidelity Strategic Real Return Fund	2,213,747	-	127,179	-	2,054,527
Total	$ 56,857,589	$ 11,723,346	$ 11,434,237	$ 287,110	$ 55,381,394
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 95,995,270	$ 94,999,270	$ 996,000	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $136,643,117. Net unrealized depreciation aggregated $40,647,847, of which $892,357 related to appreciated investment securities and $41,540,204 related to depreciated investment securities.

Investment Valuation

Investments in the affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day. Exchange Traded Funds (ETFs) are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted price. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009